                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                                    4TH FLOOR
                                BOSTON, MA 02111
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)                     Copy to:
Julie Tedesco, Senior Vice President and Counsel          Philip H. Newman, Esq.
       State Street Bank and Trust Company                  Goodwin Procter LLP
        2 Avenue De Lafayette, 6th Floor                      Exchange Place
                Boston, MA 02111                             Boston, MA 02109

Registrant's telephone number, including area code: (617)-662-3968

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            COMMERCIAL PAPER -- 6.15%
            ABCP CREDIT ARBITRAGE -- 0.40%
A-1+, P-1   Grampian Funding Ltd.                      5.170%      11/07/2007    $    210,000,000   $    208,884,142
                                                                                                    ----------------
            BANK DOMESTIC -- 0.94%
A-1+, P-1      Bank of America Corp.                   5.300%      01/15/2008         500,000,000        492,050,000
                                                                                                    ----------------
            BANK FOREIGN -- 2.04%
A-1+, P-1      Danske Corp.                            5.128%      10/23/2007          75,000,000         74,764,967
A-1+, P-1      Macquarie Bank Ltd. (a) (b)             5.169%      10/22/2007         250,000,000        250,000,000
               Skandinaviska Enskilda Banken AG (a)
A-1+, P-1          (b)                                 5.101%      10/23/2007         500,000,000        499,984,477
A-1, P-1       Swedbank Mortgage AB                    5.800%      10/05/2007         250,000,000        249,838,889
                                                                                                    ----------------
                                                                                                       1,074,588,333
                                                                                                    ----------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 2.77%
A-1+, P-1      General Electric Capital Corp.          5.140%      10/19/2007         225,000,000        224,421,750
A-1+, P-1      General Electric Capital Corp.          5.190%      11/28/2007         700,000,000        694,146,833
A-1+, P-1      General Electric Capital Corp.          5.170%      01/24/2008         250,000,000        245,871,181
A-1+, P-1      Nestle Capital Corp.                    5.351%      01/25/2008         300,000,000        294,944,333
                                                                                                    ----------------
                                                                                                       1,459,384,097
                                                                                                    ----------------
            TOTAL COMMERCIAL PAPER                                                                     3,234,906,572
                                                                                                    ----------------
            CERTIFICATES OF DEPOSIT -- 0.57%
            BANK DOMESTIC -- 0.57%
A-1+, P-1      Citibank New York NA                    5.490%      11/15/2007         300,000,000        300,000,000
                                                                                                    ----------------
            TOTAL CERTIFICATES OF DEPOSIT                                                                300,000,000
                                                                                                    ----------------
            YANKEE CERTIFICATES OF DEPOSIT -- 29.03%
            BANK FOREIGN -- 29.03%
A-1+, P-1      Banco Bilbao Vizcaya                    5.395%      06/09/2008         185,000,000        185,000,000
A-1+, P-1      Banco Bilbao Vizcaya                    5.800%      10/09/2007       1,100,000,000      1,100,000,000
A-1+, P-1      Barclays Bank Plc (a)                   5.680%      10/03/2007          85,000,000         84,997,784
A-1+, P-1      Barclays Bank Plc                       5.320%      10/11/2007         535,000,000        535,000,000
A-1+, P-1      Barclays Bank Plc                       5.355%      01/22/2008         200,000,000        200,000,000
A-1+, P-1      Barclays Bank Plc                       5.365%      01/28/2008         500,000,000        500,000,000
A-1+, P-1      Barclays Bank Plc                       5.375%      06/02/2008         500,000,000        500,000,000
A-1+, P-1      Barclays Bank Plc                       5.320%      10/09/2007          25,000,000         25,000,000
A-1+, P-1      BNP Paribas NY Branch                   5.310%      11/13/2007         350,000,000        350,000,000
A-1+, P-1      BNP Paribas NY Branch                   5.345%      12/10/2007         255,000,000        255,000,000
A-1+, P-1      BNP Paribas NY Branch                   5.350%      12/13/2007         190,000,000        190,000,000
A-1+, P-1      BNP Paribas NY Branch                   5.350%      12/14/2007         510,000,000        510,000,000
A-1+, P-1      Canadian Imperial Bank of Commerce      5.100%      10/29/2007         900,000,000        900,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
A-1+, P-1      Canadian Imperial Bank of Commerce      5.375%      10/26/2007    $    116,050,000   $    116,052,234
A-1+, P-1      Caylon NY Branch                        5.090%      12/26/2007         750,000,000        750,000,000
A-1+, P-1      Caylon NY Branch                        5.180%      11/05/2007         400,000,000        400,000,000
A-1+, P-1      Credit Suisse First Boston              5.350%      12/12/2007         750,000,000        750,000,000
A-1+, P-1      Deutsche Bank                           5.300%      10/15/2007       1,000,000,000      1,000,000,000
A-1+, P-1      Deutsche Bank (a)                       5.300%      10/01/2007         175,000,000        174,978,694
A-1+, P-1      Dexia Bank (a)                          5.089%      10/25/2007         350,000,000        349,985,778
A-1+, P-1      Dexia Bank                              5.095%      11/06/2007         775,000,000        775,000,000
A-1+, P-1      Dexia Bank                              5.370%      10/26/2007         198,200,000        198,214,141
A-1+, P-1      Fortis Bank                             5.405%      03/17/2008         150,000,000        150,003,361
A-1+, P-1      HBOS Treasury Service                   5.330%      02/29/2008         500,000,000        500,000,000
A-1+, P-1      HBOS Treasury Service                   5.340%      01/18/2008         500,000,000        500,000,000
A-1+, P-1      HBOS Treasury Service                   5.170%      12/20/2007         119,500,000        119,448,031
A-1+, P-1      HBOS Treasury Service                   5.420%      06/16/2008          52,000,000         51,989,369
A-1+, P-1      HSH Nordbank AG                         5.365%      10/29/2007         250,000,000        250,000,000
A-1+, P-1      Landesbank Baden                        5.325%      11/21/2007         200,000,000        200,000,000
A-1+, P-1      Landesbank Baden                        5.340%      11/13/2007         125,000,000        125,000,000
A-1+, P-1      Landesbank Baden                        5.700%      10/15/2007         575,000,000        575,002,225
A-1+, P-1      Natixis Capital Corp.                   5.350%      02/04/2008         225,000,000        225,000,000
A-1+, P-1      Royal Bank of Scotland (a)              4.800%      10/01/2007         200,000,000        199,999,879
A-1+, P-1      Societe Generale                        5.120%      11/02/2007         500,000,000        500,000,000
A-1+, P-1      Societe Generale                        5.300%      10/22/2007         225,000,000        225,000,000
A-1+, P-1      Societe Generale                        5.820%      10/09/2007         600,000,000        600,000,000
A-1+, P-1      Toronto Dominion Bank                   5.140%      12/10/2007         500,000,000        500,000,000
A-1+, P-1      UniCredito Italiano SpA                 5.300%      11/16/2007         500,000,000        499,996,890
A-1+, P-1      UniCredito Italiano SpA                 5.355%      01/14/2008         190,000,000        190,002,696
                                                                                                    ----------------
            TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                      15,260,671,082
                                                                                                    ----------------
            EURODOLLAR CERTIFICATES OF DEPOSIT -- 1.87%
            BANK FOREIGN -- 1.87%
A-1+, P-1      Credit Agricole SA                      5.300%      10/24/2007         200,000,000        199,999,903
A-1+, P-1      Credit Agricole SA                      5.310%      10/12/2007         182,000,000        181,999,703
A-1+, P-1      Deutsche Bank                           5.300%      10/29/2007         600,000,000        600,000,000
                                                                                                    ----------------
            TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                     981,999,606
                                                                                                    ----------------
            BANK NOTES -- 2.00%
            BANK DOMESTIC -- 2.00%
A-1+, P-1      Bank of America Corp. (a)               5.300%      10/01/2007         500,000,000        500,000,000
A-1+, P-1      Bank of America Corp. (a) (b)           5.100%      12/27/2007         550,000,000        550,000,000
                                                                                                    ----------------
            TOTAL BANK NOTES                                                                           1,050,000,000
                                                                                                    ----------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
                     MEDIUM TERM NOTES -- 23.02%
            BANK DOMESTIC -- 4.78%
               First Tennessee Bank National
A-1, P-1           Association (a) (b)                 5.763%      10/17/2007    $    147,000,000   $    147,000,000
A-1+, P-1      J P Morgan Chase & Co. (a)              5.710%      10/02/2007         740,000,000        740,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                 5.694%      10/18/2007       1,125,000,000      1,125,000,000
A-1+, P-1      Wells Fargo Bank NA (a)                 5.770%      10/03/2007         500,000,000        500,000,000
                                                                                                    ----------------
                                                                                                       2,512,000,000
                                                                                                    ----------------
            BANK FOREIGN -- 15.64%
A-1, P-1       Alliance & Leicester Plc (a) (b)        5.830%      10/09/2007         245,000,000        245,000,000
A-1, P-1       Alliance & Leicester Plc (a) (b)        5.124%      10/31/2007         465,000,000        465,000,000
A-1+, P-1      Allied Irish Banks (a) (b)              5.128%      10/19/2007         300,000,000        300,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)       5.156%      10/23/2007         220,000,000        220,000,000
A-1+, P-1      ANZ National (Int'l) Ltd. (a) (b)       5.819%      10/09/2007         270,000,000        270,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)     5.496%      10/22/2007         430,000,000        430,000,000
A-1+, P-1      Bank Ireland Governor & Co. (a) (b)     5.493%      10/19/2007         125,000,000        125,000,000
               Banque Federative du Credit Mutuel
A-1+, P-1          (a) (b)                             5.813%      10/15/2007         480,000,000        480,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                  5.119%      10/26/2007         260,000,000        260,000,000
A-1+, P-1      BNP Paribas SA (a) (b)                  5.500%      11/19/2007         200,000,000        200,000,000
A-1+, P-1      Caja De Ahorros (a)                     5.360%      10/19/2007         310,000,000        310,000,000
A-1, P-1       CAM US Finance SA (a) (b)               5.370%      10/03/2007         125,000,000        125,000,000
A-1+, P-1      Commonwealth Bank Australia (a) (b)     5.156%      10/24/2007         220,000,000        220,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)           5.790%      10/01/2007         200,000,000        200,000,000
A-1+, P-1      HBOS Treasury Service (a) (b)           5.810%      10/09/2007         475,000,000        475,000,000
A-1+, P-1      HSH Nordbank AG (a) (b)                 5.159%      10/22/2007         150,000,000        150,000,000
A-1+, P-1      Lloyds Tsb Group Plc (a) (b)            5.658%      12/06/2007         738,000,000        738,000,000
A-1+, P-1      National Australia Bank Ltd. (a) (b)    5.809%      10/09/2007         415,000,000        415,000,000
A-1, P-1       Nationwide Building Society (a) (b)     5.869%      10/09/2007         385,000,000        385,000,000
A-1, P-1       Nordea Bank Finland Plc (a) (b)         5.810%      10/09/2007         195,000,000        194,995,596
A-1, P-1       Nordea Bank Finland Plc (a) (b)         5.844%      10/11/2007         575,200,000        575,204,640
A-1, P-1       Northern Rock Plc (a) (b)               5.780%      10/03/2007         330,000,000        330,000,000
A-1, P-1       Northern Rock Plc (a) (b)               5.785%      10/05/2007         230,000,000        230,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)           5.773%      10/15/2007         180,000,000        180,000,000
A-1+, P-1      Svenska Handelsbanken (a) (b)           5.119%      10/22/2007         100,000,000        100,000,000
               UniCredito Italiano Bank (Ireland)
A-1, P-1           PLC (a) (b)                         5.773%      10/15/2007         175,000,000        175,000,000
A-1+, P-1      Westpac Banking (a) (b)                 5.743%      10/16/2007         300,000,000        300,000,000
A-1, P-1       Westpac Banking (a) (b)                 5.778%      10/09/2007         125,000,000        125,000,000
                                                                                                    ----------------
                                                                                                       8,223,200,236
                                                                                                    ----------------
            BROKERAGE -- 1.15%
A-1, P-1       Merrill Lynch & Co., Inc. (a)           5.800%      10/04/2007         305,000,000        305,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            MEDIUM TERM NOTES -- (CONTINUED)
A-1, P-1       Morgan Stanley (a)                      5.878%      10/15/2007    $    300,000,000   $    300,000,000
                                                                                                    ----------------
                                                                                                         605,000,000
                                                                                                    ----------------
            FINANCE NON-CAPTIVE DIVERSIFIED -- 0.64%
A-1+, P-1      American Express Credit Corp. (a)       5.496%      10/22/2007         240,000,000        240,000,000
A-1+, P-1      General Electric Capital Corp. (a)      5.156%      10/24/2007          95,000,000         95,000,000
                                                                                                    ----------------
                                                                                                         335,000,000
                                                                                                    ----------------
            TECHNOLOGY -- 0.81%
               International Business Machines
A-1, P-1           Corp. (a) (b)                       5.680%      10/03/2007         425,000,000        425,000,000
                                                                                                    ----------------
            TOTAL MEDIUM TERM NOTES                                                                   12,100,200,236
                                                                                                    ----------------
                      PROMISSORY NOTES -- 1.04%
            BROKERAGE -- 1.04%
A-1, P-1       Goldman Sachs Promissory Note (c)       5.280%      01/15/2008         450,000,000        450,000,000
A-1, P-1       Goldman Sachs Promissory Note (a) (c)   5.110%      10/01/2007         100,000,000        100,000,000
                                                                                                    ----------------
            TOTAL PROMISSORY NOTES                                                                       550,000,000
                                                                                                    ----------------
            TIME DEPOSITS -- 2.00%
            BANK DOMESTIC -- 2.00%
A-1+, P-1      Branch Banking & Trust Co.              5.000%      10/01/2007         800,000,000        800,000,000
A-1+, P-1      Regions Bank                            5.000%      10/01/2007         250,000,000        250,000,000
                                                                                                    ----------------
            TOTAL TIME DEPOSITS                                                                        1,050,000,000
                                                                                                    ----------------
            U.S. TREASURY OBLIGATIONS -- 0.94%
A-1+, P-1      United States Treasury Bills            3.910%      02/07/2008         500,000,000        493,729,166
                                                                                                    ----------------
            TOTAL U.S. TREASURY OBLIGATIONS                                                              493,729,166
                                                                                                    ----------------
            REPURCHASE AGREEMENTS -- 32.90%
               ABN AMRO Tri Party, 5.350% dated
                  9/28/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 3.875%-8.750% due
                  3/1/08-11/15/36 valued at
                  $336,600,000); proceeds
A-1+, P-1         $330,147,125                         5.350%      10/01/2007         330,000,000        330,000,000
               ABN AMRO Tri Party, 5.120% dated
                  9/28/07 (collateralized by
                  various U.S. Government
                  Obligations, 5.000%-6.000% due
                  3/1/34-4/1/36 valued at
                  $163,200,000); proceeds
A-1+, P-1         $160,068,267                         5.120%      10/01/2007         160,000,000        160,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
               Banc of America Tri Party, 5.350%
                  dated 9/26/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 0.000%-8.000% due
                  1/15/08-6/29/99 valued at
                  $428,400,000); proceeds
A-1+, P-1         $420,312,083                         5.350%    10/01/2007(e)   $    420,000,000   $    420,000,000
               Banc of America Tri Party, 5.110%
                  dated 9/28/07 (collateralized by
                  U.S. Government Obligation,
                  5.000% due 5/1/35 valued at
                  $351,900,000); proceeds
A-1+, P-1         $345,146,913                         5.110%       10/01/2007        345,000,000        345,000,000
               Barclays Tri Party, 5.400% dated
                  9/24/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 6.625%-7.750% due
                  3/1/11-5/15/11 valued at
                  $102,000,001); proceeds
A-1+, P-1         $100,105,000                         5.400%    10/01/2007(e)        100,000,000        100,000,000
               Barclays Tri Party, 5.400% dated
                  9/13/07 (collateralized by Asset
                  Backed Securities, 0.000% due
                  5/20/51 valued at $367,500,001);
A-1+, P-1         proceeds $350,945,000                5.400%    10/01/2007(e)        350,000,000        350,000,000
               BNP Paribas Tri Party, 4.950% dated
                  9/28/07 (collateralized by
                  various U.S. Government
                  Obligations, 4.375%-4.970% due
                  8/18/08-7/17/15 valued at
                  $181,560,856); proceeds
A-1+, P-1         $178,073,425                         4.950%    10/01/2007           178,000,000        178,000,000
               Credit Suisse First Boston Tri
                  Party, 5.400% dated 9/28/07
                  (collateralized by various
                  Convertible Bonds, 0.000%-5.750%
                  due 4/1/08-12/15/36 valued at
                  $850,611,782); proceeds
A-1+, P-1         $810,364,500                         5.400%    10/01/2007(e)        810,000,000        810,000,000
               Deutsche Bank Tri Party, 5.400%
                  dated 9/28/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 0.00%-6.746% due
                  8/15/16-8/13/42 valued at
                  $255,000,000); proceeds
A-1+, P-1         $250,112,500                         5.400%    10/01/2007           250,000,000        250,000,000
               Deutsche Bank Tri Party, 5.100%
                  dated 9/28/07 (collateralized by
                  various U.S. Government
                  Obligations, 5.000%-7.000% due
                  4/1/21-8/1/37 valued at
                  $708,900,001); proceeds
A-1+, P-1         $695,295,375                         5.100%    10/01/2007           695,000,000        695,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
               Deutsche Bank Tri Party, 4.850%
                  dated 9/28/07 (collateralized by
                  various U.S. Government
                  Obligations, 5.000%-7.000% due
                  4/1/21-8/1/37 valued at
                  $124,760,280); proceeds
A-1+, P-1         $122,363,435                         4.850%    10/01/2007      $    122,314,000   $    122,314,000
               Fortis Securities, Inc. Tri Party,
                  5.400% dated 9/27/07
                  (collateralized by various Asset
                  Backed Securities, 0.000%-5.525%
                  due 11/1/46-6/5/52 valued at
                  $1,530,000,001); proceeds
A-1+, P-1         $1,500,900,000                       5.400%    10/01/2007(e)      1,500,000,000      1,500,000,000
               Goldman Sachs Tri Party, 5.330%
                  dated 9/12/07 (collateralized by
                  Mortgage Backed Securities,
                  0.000%-6.000% due
                  5/25/36-6/25/37 valued at
                  $255,000,001); proceeds
A-1+, P-1         $250,703,264                         5.330%    10/01/2007(e)        250,000,000        250,000,000
               Goldman Sachs Tri Party, 5.330%
                  dated 9/4/07 (collateralized by
                  various Asset Backed Securities,
                  0.000%-5.831% due
                  6/15/08-11/20/46 valued at
                  $51,000,001); proceeds
A-1+, P-1         $50,199,875                          5.330%    10/01/2007(e)         50,000,000         50,000,000
               Goldman Sachs Tri Party, 5.450%
                  dated 9/7/07 (collateralized by
                  Mortgage Backed Securities,
                  0.000% due 5/6/09 valued at
                  $136,500,001); proceeds
A-1+, P-1         $130,472,333                         5.450%    10/01/2007(e)        130,000,000        130,000,000
               Goldman Sachs Tri Party, 5.330%
                  dated 9/4/07 (collateralized by
                  various Municipal Bonds,
                  0.000%-5.000% due 10/1/16-6/1/39
                  valued at $153,000,000);
A-1+, P-1         proceeds $150,599,625                5.330%    10/01/2007(e)        150,000,000        150,000,000
               Goldman Sachs Tri Party, 5.400%
                  dated 9/21/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 0.000%-4.000% due
                  11/15/25-8/15/33 valued at
                  $262,500,099); proceeds
A-1+, P-1         $250,375,000                         5.400%    10/01/2007(e)        250,000,000        250,000,000
               Greenwich Capital Markets Triparty,
                  5.350% dated 9/10/07
                  (collateralized by various Asset
                  Backed Securities and U.S.
                  Government Obligations,
                  0.000%-9.000% due 8/3/09-9/1/47
                  valued at $1,141,310,664);
A-1+, P-1         proceeds $1,103,432,917              5.350%    10/01/2007(e)      1,100,000,000      1,100,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
               HSBC Tri Party, 5.110% dated 9/28/07
                  (collateralized by various U.S.
                  Government Obligations,
                  0.000%-8.500% due 11/1/15-7/1/47
                  valued at $510,002,052);
A-1+, P-1         proceeds $500,212,917                5.110%    10/01/2007      $    500,000,000   $    500,000,000
               HSBC Tri Party, 5.350% dated 9/28/07
                  (collateralized by various
                  Corporate Investment Grade
                  Bonds, 0.000%-7.875% due
                  2/15/08-6/15/35 valued at
                  $105,005,155); proceeds
A-1+, P-1         $100,044,583                         5.350%    10/01/2007           100,000,000        100,000,000
               HSBC Tri Party, 5.350% dated 9/17/07
                  (collateralized by various
                  Corporate Investment Grade
                  Bonds, 0.000%-8.625% due
                  1/9/08-12/1/45 valued at
                  $1,018,500,225); proceeds
A-1+, P-1         $972,018,139                         5.350%    10/01/2007(e)        970,000,000        970,000,000
               HSBC Tri Party, 4.900% dated 9/28/07
                  (collateralized by various U.S.
                  Government Obligations,
                  0.000%-4.895% due
                  1/17/08-7/25/08 valued at
                  $102,001,046); proceeds
A-1+, P-1         $100,040,833                         4.900%    10/01/2007           100,000,000        100,000,000
               ING Tri Party, 5.350% dated 9/27/07
                  (collateralized by various
                  Corporate Investment Grade
                  Bonds, 0.000%-8.750% due
                  11/30/07-10/15/34 valued at
                  $1,020,705,800); proceeds
A-1+, P-1         $1,000,594,444                       5.350%    10/01/2007(e)      1,000,000,000      1,000,000,000
               ING Tri Party, 5.120% dated 9/28/07
                  (collateralized by various U.S.
                  Government Obligations,
                  5.500%-6.500% due 6/1/36-6/1/37
                  valued at $510,002,863);
A-1+, P-1         proceeds $500,213,333                5.120%    10/01/2007           500,000,000        500,000,000
               J.P. Morgan Chase Tri Party, 5.120%
                  dated 9/28/07 (collateralized by
                  various U.S. Government
                  Obligations, 0.000%-5.500% due
                  5/25/11-3/25/47 valued at
                  $1,020,002,321); proceeds
A-1+, P-1         $1,000,426,667                       5.120%    10/01/2007         1,000,000,000      1,000,000,000
               Lehman Brothers Tri Party, 5.400%
                  dated 9/17/07 (collateralized by
                  various Corporate High Yield
                  Bonds, 0.000%-13.000% due
                  10/15/08-5/23/48 valued at
                  $362,251,359); proceeds
A-1+, P-1         $345,724,500                         5.400%    10/01/2007(e)        345,000,000        345,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
               Lehman Tri Party, 5.330% dated
                  8/17/07 (collateralized by
                  various Equity Securities,
                  valued at $787,527,854);
A-1+, P-1         proceeds $763,547,083                5.360%    12/17/2007(d)   $    750,000,000   $    750,000,000
               Lehman Tri Party, 5.330% dated
                  8/24/07 (collateralized by
                  various Corporate Investment
                  Grade Bonds, 0.000%-10.000% due
                  10/1/07-11/1/66 valued at
                  $255,002,208); proceeds
A-1+, P-1         $254,256,597                         5.330%    12/17/2007(d)        250,000,000        250,000,000
               Merrill Lynch Tri Party, 5.120%
                  dated 9/28/07 (collateralized by
                  various Equity Securities valued
                  at $525,300,000); proceeds
A-1+, P-1         $500,213,333                         5.120%    10/01/2007           500,000,000        500,000,000
               Merrill Lynch Tri Party, 5.450%
                  dated 9/14/07 (collateralized by
                  various U.S. Government
                  Obligations, 0.000%-6.043%, due
                  5/20/33-6/16/37 valued at
                  $510,000,641); proceeds
A-1+, P-1         $502,346,528                         5.450%    10/15/2007(d)        500,000,000        500,000,000
               Morgan Stanley Tri Party, 5.370%
                  dated 9/28/07 (collateralized by
                  various Asset Backed Securities
                  and U.S. Government Obligations,
                  0.000%-9.800% due
                  10/26/07-4/27/57 valued at
                  $533,006,887); proceeds
A-1+, P-1         $520,232,700                         5.370%    10/01/2007           520,000,000        520,000,000
               Morgan Stanley Tri Party, 5.400%
                  dated 9/19/07 (collateralized by
                  various Exchange Traded Funds,
                  0.000%-9.125% due 4/15/14-1/1/49
                  valued at $525,000,019);
A-1+, P-1         proceeds $500,900,000                5.400%    10/01/2007(e)        500,000,000        500,000,000
               Morgan Stanley Tri Party, 5.400%
                  dated 9/17/07 (collateralized by
                  various Asset Backed Securities
                  and U.S. Government Obligations,
                  0.000%-9.800% due
                  10/26/07-4/27/57 valued at
                  $205,002,649); proceeds
A-1+, P-1         $200,420,000                         5.400%    10/01/2007(e)        200,000,000        200,000,000
               Morgan Stanley Tri Party, 4.950%
                  dated 9/28/07 (collateralized by
                  various Asset Backed Securities
                  and U.S. Government Obligations,
                  0.000%-9.800% due
                  10/26/07-4/27/57 valued at
                  $73,800,954); proceeds
A-1+, P-1         $72,029,700                          4.950%    10/01/2007            72,000,000         72,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

            NAME OF ISSUER                            INTEREST
RATING*     AND TITLE OF ISSUE                          RATE     MATURITY DATE   PRINCIPAL AMOUNT   AMORTIZED COST +
---------   ------------------                        --------   -------------   ----------------   ----------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
               Morgan Stanley Tri Party, 5.120%
                  dated 9/28/07 (collateralized by
                  various Asset Backed Securities
                  and U.S. Government Obligations,
                  0.000%-9.800% due
                  10/26/07-4/27/57 valued at
                  $615,007,946); proceeds
A-1+, P-1         $600,256,000                         5.120%    10/01/2007      $    600,000,000   $    600,000,000
               Salomon Smith Barney Tri Party,
                  5.120% dated 9/28/07
                  (collateralized by various U.S.
                  Government Obligations,
                  5.381%-6.000% due
                  3/15/32-2/25/37 valued at
                  $612,000,001); proceeds
A-1+, P-1         $600,256,000                         5.120%    10/01/2007           600,000,000        600,000,000
               Salomon Smith Barney Tri Party,
                  5.370% dated 8/24/07
                  (collateralized by various
                  Corporate High Yield Bonds,
                  5.125%-10.981% due
                  11/15/09-6/28/17 valued at
                  $105,000,000); proceeds
A-1+, P-1         $100,566,833                         5.370%    10/01/2007(e)        100,000,000        100,000,000
               Salomon Smith Barney Tri Party,
                  5.330% dated 8/16/07
                  (collateralized by various
                  Corporate Investment Grade
                  Bonds, 0.000%-7.875% due
                  1/26/08-9/15/37 valued at
                  $510,000,001); proceeds
A-1+, P-1         $503,405,278                         5.330%    10/01/2007(e)        500,000,000        500,000,000
               Wachovia Capital Markets Tri Party,
                  5.400% dated 9/27/07
                  (collateralized by various Asset
                  Backed Securities and Corporate
                  Investment Grade Bonds,
                  0.000%-6.636% due
                  4/1/08-9/20/51 valued at
                  $513,445,775);
A-1+, P-1         proceeds $500,300,000                5.400%    10/01/2007(e)        500,000,000        500,000,000
                                                                                                    ----------------
               TOTAL REPURCHASE AGREEMENTS                                                            17,297,314,000
                                                                                                    ----------------
               TOTAL INVESTMENTS -- 99.52%                                                          $ 52,318,820,662
               OTHER ASSETS LESS LIABILITIES -- 0.48%                                                    252,835,844
                                                                                                    ----------------
               NET ASSETS -- 100.00%                                                                $ 52,571,656,506
                                                                                                    ================

*    Standard & Poor's, Moody's rating

(a) Floating Rate Note - Interest rate shown is rate in effect at September 30, 2007. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 18.61% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.04% of net assets as of September 30, 2007, are considered illiquid and restricted (see table below for more information).

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                   ACQUISITION                    AMORTIZED
                                                                      COST                        COST VALUE
                                                                   PERCENTAGE                     PERCENTAGE
                                                                    OF FUND'S                     OF FUND'S
                                                                  NET ASSETS AS                 NET ASSETS AS
                                     ACQUISITION   ACQUISITION   OF ACQUISITION    AMORTIZED     OF SEPTEMBER
RESTRICTED SECURITIES                    DATE          COST           DATE         COST VALUE      30, 2007
---------------------                -----------   -----------   --------------   -----------   -------------
Goldman Sachs Promissory Note,
   5.280%, due 01/15/08               9/26/2007    450,000,000        0.85        450,000,000        0.85
Goldman Sachs Promissory Note (a),
   5.110%, due 10/01/07               6/15/2007    100,000,000        0.16        100,000,000        0.19

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at September 30, 2007.

+ As permitted under Rule 2A-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

   The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST


By: /s/ Craig Starble
    ---------------------------------
    Craig Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig Starble
    ---------------------------------
    Craig Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: November 28, 2007